Consolidated statement of cash flows R$ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)		Dec. 31, 2017 BRL (R$)
Cash flows from operating activities
Profit before taxes		R$ 3,661,948	R$ 2,871,897	[1]	R$ 1,514,851	[1]
Adjustments for:
Depreciation and amortization		2,287,875	2,051,824	[1]	1,928,423	[1]
Lease and concession	[1]		199,405		193,252
Interest in earnings of associates		(1,231)	(45,066)	[1]	(10,794)	[1]
Interest in earnings of joint ventures		(1,131,406)	(946,282)	[1]	(985,090)	[1]
Loss on disposals assets		36,045	684	[1]	42,804	[1]
Share-based payment		101,283	55,246	[1]	52,016	[1]
Legal proceedings provision		102,811	113,829	[1]	172,351	[1]
Indexation charges, interest and exchange, net		2,125,655	1,807,037	[1]	2,845,400	[1]
Deferred revenue		(8,271)	(10,507)	[1]	(16,032)	[1]
Provisions for employee benefits		229,812	184,228	[1]	164,105	[1]
Allowance for doubtful accounts		6,630	14,603	[1]	31,838	[1]
Sales of credit rights		(410,000)			(1,039,966)	[1]
Indemnity			(726,000)	[1]	0	[1]
Recovering tax credits		(165,398)	(326,987)	[1]
Other		(109,421)	(4,828)	[1]	(20,026)	[1]
Adjustments to reconcile profit (loss)		6,726,332	5,239,083	[1]	4,873,132	[1]
Changes in:
Trade receivables		(145,933)	(146,910)	[1]	(252,417)	[1]
Inventories		(90,880)	(11,959)	[1]	(40,664)	[1]
Other current tax, net		179,622	(316,348)	[1]	(225,969)	[1]
Income tax		(407,477)	(319,530)	[1]	(111,234)	[1]
Related parties, net		22,827	(57,368)	[1]	(1,708)	[1]
Trade payables		383,459	371,054	[1]	175,984	[1]
Employee benefits		(198,312)	(158,451)	[1]	(119,718)	[1]
Provision for legal proceedings		(187,292)	(132,215)	[1]	(79,206)	[1]
Other financial assets		26,525	40,106	[1]	90,966	[1]
Judicial deposits		(62,727)	(76,017)	[1]	(32,224)	[1]
Discontinued operation		(17,615)	(22,585)	[1]	(23,790)	[1]
Cash received on sale of credit rights		410,000	1,340,000	[1]
Post-employment benefits		(39,387)	(34,904)	[1]	(30,617)	[1]
Concessions payable		(474)	(105,848)	[1]	(111,922)	[1]
Other assets and liabilities, net		(301,931)	(230,179)	[1]	(22,512)	[1]
Changes in assets and liabilities		(429,595)	138,846	[1]	(785,031)	[1]
Net cash generated by operating activities		6,296,737	5,377,929	[1]	4,088,101	[1]
Cash flows from investing activities
Capital contribution in associates		(31,113)	(7,517)	[1]	(15,320)	[1]
Acquisition of subsidiary, net of cash acquired		(9,837)	(135,648)	[1]	(116,514)	[1]
Sales (purchases) marketable securities		1,230,431	(149,251)	[1]	(2,329,043)	[1]
Restricted cash		(31,439)	111,672	[1]	(24,635)	[1]
Dividends received from associates		17,690	15,327	[1]	13,929	[1]
Dividends received from joint ventures		1,462,625	1,292,127	[1]	1,346,460	[1]
Other financial assets		(17,022)
Acquisition of property, plant and equipment, intangible assets, right-of-use assets and contract assets		(2,762,937)	(2,628,153)	[1]	(2,457,066)	[1]
Net cash from sale of discontinued operations		432	857	[1]	(3,270)	[1]
Cash received on sale of fixed assets, and intangible assets		10,578	1,817	[1]	8,097	[1]
Net cash used in investing activities		(130,592)	(1,498,769)	[1]	(3,577,362)	[1]
Cash flows from financing activities
Loans, borrowings and debentures raised		9,352,123	3,685,290	[1]	6,105,332	[1]
Repayment of principal on loans, borrowings and debentures		(4,422,026)	(5,301,421)	[1]	(3,701,961)	[1]
Payment of interest on loans, borrowings and debentures		(1,384,184)	(1,454,712)	[1]	(1,591,549)	[1]
Payment of derivative financial instruments		(126,986)	(1,097,659)	[1]	(586,039)	[1]
Receipt of derivative financial instruments		251,545	1,384,506	[1]	313,443	[1]
Payment of principal on leases		(423,283)	(384,752)	[1]	(348,114)	[1]
Payment of interest on leases		(249,325)	(150,799)	[1]	(283,430)	[1]
Repayment of real estate credit certificates			(91,842)	[1]	(129,503)	[1]
Equity contribution from non-controlling interest		453,082			1,991,169	[1]
Payments to redeem entity's shares		(1,141,302)	(607,932)	[1]	(780,931)	[1]
Non-controlling interest subscription		1,192	4,163	[1]	20,375	[1]
Acquisition of non-controlling interests	[2]	(3,086,642)	(268,322)		(554,045)
Dividends paid		(202,320)	(448,841)	[1]	(1,089,840)	[1]
Dividends paid—Preferential shares		(535,832)	(422,639)	[1]
Discontinued operation		1,543	24,003	[1]	32,161	[1]
Payment of share-based compensation		(45,961)
Share options exercised			24,548	[1]	37,184	[1]
Net cash used in financing activities		(1,558,376)	(5,106,409)	[1]	(565,748)	[1]
Increase (decrease) in cash and cash equivalents		4,607,769	(1,227,249)	[1]	(55,009)	[1]
Cash and cash equivalents at beginning of year	[1]	3,621,798	4,555,177		4,499,588
Effect of exchange rate fluctuations on cash held		242,707	293,870	[1]	110,598	[1]
Cash and cash equivalents at end of year		8,472,274	3,621,798	[1]	4,555,177	[1]
Income tax paid		R$ 287,451	R$ 315,278	[1]	R$ 90,099	[1]

[1]	For details on this restated, see note 24.
[2]	A total of 22,597,886 preferred shares and 2,527,682 common shares of Companhia de Gás de São Paulo – COMGÁS (“Comgás”) were acquired by Cosan S.A. for the amount of R$2,067,297 (Note 8.2). In addition, the Company acquired class A common shares issued by Cosan Logística S.A. (“Cosan Logística”) and Cosan S.A. for R$78,464 and R$940,881, respectively. The acquisition of non-controlling interests totaling R$ 3,086,642.